Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 304,175,200.00
Total Fee Amount	42,006.60
Total Offset Amount	0.00
Net Fee	$ 42,006.60
Offering Table N/A
Offset Table N/A	N/A